FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS - SCHEDULE OF CHANGE IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - Contingent Consideration Arrangements - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Balance at beginning of the period	$ (28,993)	$ (20,615)	$ (20,615)	$ (43,625)
Fair value adjustments	(3,161)	11,011	11,056	12,912
Foreign currency exchange gains	0	630	626	0
Included in other comprehensive (loss) income	(1,906)	1,733	1,872	3,025
Fair value at date of acquisition	1,893	(363)	(27,442)	(300)
Balance at end of the period	$ (32,167)	$ (7,604)	$ (28,993)	$ (20,615)